FINANCIAL INSTRUMENTS - Level 3 Rollforward Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial liabilities
Balance, beginning of period	$ 62,047
Balance, end of period	64,238	$ 62,047
Level 3
Financial liabilities
Balance, beginning of period	863	922
Acquisitions	0	0
Dispositions	0	0
Fair value gains, net and OCI	7	(59)
Other	0	0
Balance, end of period	$ 870	$ 863